Intangible Assets, Net and Goodwill (Tables)	12 Months Ended
Nov. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
A summary of intangible assets, net and goodwill is as follows (in thousands):

	November 30,
	2021	2020
Indefinite lived intangibles:
Exchange and clearing organization membership interests and registrations	$7,732	$7,884

Amortizable intangibles:
Customer and other relationships, net of accumulated amortization of $128,012 and $119,694	42,808	51,285
Trademarks and tradename, net of accumulated amortization of $32,244 and $28,585	96,509	100,255
Other, net of accumulated amortization of $11,329 and $8,953	5,353	7,729
Total intangible assets, net	152,402	167,153

Goodwill:
Investment Banking and Capital Markets (1)	1,561,928	1,563,144
Asset Management	143,000	143,000
Real estate	36,711	36,711
Other operations	3,459	3,459
Total goodwill	1,745,098	1,746,314

Total intangible assets, net and goodwill	$1,897,500	$1,913,467
(1) The decrease in Investment Banking and Capital Markets goodwill during the year ended November 30, 2021, primarily relates to translation adjustments.
Schedule of Amortization Expense	The estimated aggregate future amortization expense for the intangible assets for each of the next five fiscal years is as follows (in thousands):

2022	$11,134
2023	9,900
2024	9,143
2025	8,632
2026	8,606